Provisions for employees' benefits - Movement in profit and loss and in other comprehensive income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Recognized in profit or loss
Interest expense, net	$ 622,163	$ 537,893	$ 485,842
Current service cost	118,035	76,478	77,373
Past service cost	0	0	50,489
Remedies	0	10,213	503
Benefits plan costs recognized in profit or loss	740,198	624,584	614,207
Recognized in other comprehensive income
Recognized in other comprehensive income	137,459	(2,571,184)	29,249
Deferred tax	(41,238)	771,355	(33,539)
Other comprehensive income, net of taxes	96,221	(1,799,829)	(4,290)
Pension and pension bonds [Member]
Recognized in other comprehensive income
Recognized in other comprehensive income	226,597	(1,303,693)	1,003
Healthcare [Member]
Recognized in other comprehensive income
Recognized in other comprehensive income	(33,324)	(1,268,379)	(17,356)
Education and severance [Member]
Recognized in other comprehensive income
Recognized in other comprehensive income	(55,693)	922	45,509
Termination benefits - Voluntary retirement plan [Member]
Recognized in other comprehensive income
Recognized in other comprehensive income	$ (121)	$ (34)	$ 93